Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following tables and related disclosures provide information, for each of the fiscal years presented, about (i) the “total compensation” of our Co-Presidents, Kemper Isely and Zephyr Isely, who are each principal executive officers (“PEOs”), and Todd Dissinger, Elizabeth Isely, Heather Isely and Richard Hallé, who are our other named executive officers (“Other NEOs”), as presented under “Executive Compensation—Summary Compensation Table” on page 21 of this Proxy Statement (the “SCT Total”), (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures including Total Shareholder Return (“TSR”) and Net Income, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Board and compensation committee evaluate compensation decisions in light of company or individual performance. For additional discussion of executive compensation program decisions for fiscal 2025, please review the “EXECUTIVE COMPENSATION” section of this Proxy Statement beginning on page 18.

Fiscal Year (a)	SCT Total Kemper Isely (PEO 1) (b)	Compensation Actually Paid to Kemper Isely (PEO 1) (c)(1)	SCT Total Zephyr Isely (PEO 2) (b)	Compensation Actually Paid to Zephyr Isely (PEO 2) (c)(1)	Average SCT Total for Other NEOs (d)(2)	Average Compensation Actually Paid to Other NEOs (e)(1)(2)	Value of Initial Fixed $100 Investment Based on TSR (f)	Net Income (In thousands) (g)
2025	$624,411	$624,411	$588,000	$588,000	$2,194,057	$2,763,884	$419.40	$46,444
2024	$638,021	$638,021	$593,159	$593,159	$934,399	$1,465,114	$303.80	$33,935
2023	$625,462	$625,462	$581,044	$581,044	$1,024,159	$1,064,381	$122.28	$23,243

(1)

The following table describes the adjustments, each of which is required by SEC rules, to calculate the CAP Amounts of our two PEOs (columns (c)) and our Other NEOs (column (e)) from the SCT Amounts of our two PEOs (columns (b)) and our Other NEOs (column (d)). The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

(2)

Mr. Dissinger retired as CFO effective December 31, 2024 and was succeeded by Mr. Hallé. Accordingly, Fiscal 2025 amounts for Other NEOs include compensation for Mr. Dissinger, Mr. Hallé, Ms. Elizabeth Isely and Ms. Heather Isely. Fiscal year 2024 and 2023 amounts for Other NEOs include compensation for Mr. Dissinger, Ms. Elizabeth Isely and Ms. Heather Isely.

Adjustment To PEO Compensation, Footnote
	Fiscal 2025			Fiscal 2024			Fiscal 2023
Adjustments	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs
SCT Totals	$624,411	$588,000	$2,194,057	$638,021	$593,159	$934,399	$625,462	$581,044	$1,024,159

Subtract: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$1,418,263	$—	$—	$—	$—	$—	$149,998

Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$1,904,064	$—	$—	$—	$—	$—	$138,995

Add: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$—	$—	$—	$—	$344,004	$—	$—	$54,765

Add: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$51,469	$—	$—	$—	$—	$—	$—

Add: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$115,109	$—	$—	$186,711	$—	$—	$(3,540)

Subtract: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$82,552	$—	$—	$—	$—	$—	$—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—

CAP Amounts (as calculated)	$624,411	$588,000	$2,763,884	$638,021	$593,159	$1,465,114	$625,462	$581,044	$1,064,381

Non-PEO NEO Average Total Compensation Amount	$ 2,194,057	$ 934,399	$ 1,024,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,763,884	1,465,114	1,064,381
Adjustment to Non-PEO NEO Compensation Footnote
	Fiscal 2025			Fiscal 2024			Fiscal 2023
Adjustments	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs	Kemper Isely (PEO 1)	Zephyr Isely (PEO 2)	Other NEOs
SCT Totals	$624,411	$588,000	$2,194,057	$638,021	$593,159	$934,399	$625,462	$581,044	$1,024,159

Subtract: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$1,418,263	$—	$—	$—	$—	$—	$149,998

Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$—	$—	$1,904,064	$—	$—	$—	$—	$—	$138,995

Add: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$—	$—	$—	$—	$344,004	$—	$—	$54,765

Add: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$51,469	$—	$—	$—	$—	$—	$—

Add: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$115,109	$—	$—	$186,711	$—	$—	$(3,540)

Subtract: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$82,552	$—	$—	$—	$—	$—	$—

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—

CAP Amounts (as calculated)	$624,411	$588,000	$2,763,884	$638,021	$593,159	$1,465,114	$625,462	$581,044	$1,064,381

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP Amounts and Performance Measures

The following charts show graphically the relationships over the past three fiscal years of the CAP Amounts for our PEOs and Other NEOs as compared to our (i) cumulative TSR and (ii) net income (loss).

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 419.4	303.8	122.28
Net Income (Loss)	46,444,000	33,935,000	23,243,000
PEO One [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	624,411	638,021	625,462
PEO Actually Paid Compensation Amount	624,411	638,021	625,462
PEO Two [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	588,000	593,159	581,044
PEO Actually Paid Compensation Amount	588,000	593,159	581,044
PEO | PEO One [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO One [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO Two [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,418,263	0	149,998
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,904,064	0	138,995
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	344,004	54,765
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,469	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,109	186,711	(3,540)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,552	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0